Stockholders' Equity (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	May 28, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Convertible debt	$ 250
10/26/2019 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Convertible debt		$ 500
01/26/2020 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Convertible debt		$ 500